Incentive Compensation Units	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Incentive Compensation Units
Note 10—Share-Based Compensation
We have share-based compensation programs for the purpose of retaining certain key employees. Prior to the IPO, the program consisted of incentive compensation units, the Class B Units, granted in the form of profits interests in the Invitation Homes Partnerships. In connection with and subsequent to the IPO, we granted awards in the form of RSUs that settle in shares of common stock of INVH and RSAs that are restricted shares of common stock of INVH.
Profits Interests — Class B Units
Prior to the IPO, the Invitation Homes Partnerships granted incentive compensation units to certain key employees, which were profits interests for United States federal income tax purposes. The Class B Units were accounted for as a substantive class of equity and contained both service based and performance based vesting criteria. Recognition of compensation expense was recorded based on whether or not the award recipient was an employee of the Manager, a wholly owned subsidiary of IH1, resulting in some awards being recognized based on grant-date fair value and others being remeasured at each reporting period until the actual vesting date as required for non-employee awards. Prior to the IPO, none of the performance based vesting criteria had been achieved, and as such through the date of the IPO, no compensation expense had been recorded for performance based Class B Units. However, the IPO triggered achievement of the performance based criteria and effectively converted all such awards into service based awards.
2017 New Class B Unit Awards: Pursuant to an amended and restated partnership agreement, on January 5, 2017, IH6 issued certain individuals a total of 9,650 Class B Units that were expected to vest based on terms and conditions similar to all other Class B Units. In January 2017, an additional 188 Class B Units in total were issued from IH1, IH2, and IH3.
2017 Class B Unit Conversion: The Pre-IPO Transactions described in Note 1 resulted in accelerated vesting of 7,520 Class B Units held by certain unitholders which resulted in additional share-based compensation expense of $11,601 during the six months ended June 30, 2017. On January 31, 2017, in connection with the IPO, all of the Class B Units held by current employees of the Manager (except for 3,878 fully vested Class B Units awarded to a certain unitholder) were either converted into shares of INVH common stock or canceled based on the value of the Class B Units implied by the per share price of common stock sold to the public in the IPO. As such, a total of 730 Class B Units were converted into 62,529 RSAs, and 17,669 Class B Units were canceled for no consideration. For the Class B Units converted into RSAs, vesting and other terms of the RSAs delivered in the conversion have the same vesting and other terms applicable to the corresponding Class B Units converted.
Additionally, the obligations under the remaining 40,992 fully vested Class B Units, including those of the unitholders who are not current employees of the Manager and the one employee unitholder noted above that did not convert, were converted into similar units of newly formed subsidiaries of the Pre-IPO Owners. All Class B Units held by former employees of the Manager are fully vested.
The following table summarizes the activity related to the Class B Units for the period from December 31, 2016 through January 31, 2017, the date at which they were all canceled or converted:

	Class B Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Balance, December 31, 2016	9,915	$4.2	39,638	$2.5	49,553	$2.9
Granted	85	14	9,753	—	9,838	0.1
Converted to RSAs	(245)	(3.4)	(485)	(0.8)	(730)	(1.7)
Canceled	(555)	(8.2)	(17,114)	(0.4)	(17,669)	(0.6)
Converted to Units of affiliated entities	(9,200)	(4)	(31,792)	(2.9)	(40,992)	(3.2)
Balance, January 31, 2017	—	$—	—	$—	—	$—

As of January 31, 2017, no Class B Units were outstanding.
RSAs and RSUs Issued by INVH
RSAs: In connection with the conversion of the Class B Units in January 2017, we issued 62,529 RSAs, of which 54,729 were fully vested as of June 30, 2017, and the remaining 7,800 non-vested RSAs will vest in accordance with the original terms of the Class B Unit award agreements. The conversion of the Class B Units into RSAs resulted in a modification of the awards of which some were previously accounted for as non-employee awards. The modification resulted in the reversal of $246 of previously recognized incentive compensation expense with respect to these non-employee awards during the six months ended June 30, 2017.
RSUs: Prior to the completion of the IPO, our board of directors adopted, and our shareholders approved, the Invitation Homes Inc. 2017 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) to provide a means through which to attract and retain key personnel and to provide a means whereby our directors, officers, employees, consultants and advisors can acquire and maintain an equity interest in us, or be paid incentive compensation, including incentive compensation measured by reference to the value of our common stock, and aligning their interests with those of our shareholders. Under the Omnibus Incentive Plan, we may issue up to 16,000,000 shares, and as of June 30, 2017, we have awarded 4,467,409 shares under the Omnibus Incentive Plan pursuant to our annual Long Term Incentive Plan (“LTIP”) awards, Supplemental Bonus Plan, the IH6 Bonus Awards, and certain non-employee director awards.

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Annual LTIP Awards: On June 23, 2017, we granted 860,837 RSUs pursuant to LTIP awards (the “LTIP Awards”) each of which is divided into three tranches (“Tranche 1,” “Tranche 2,” and “Tranche 3”). Within each tranche, 25% of the LTIP Award contains time-vesting conditions, approximately 25% contains a market based vesting condition based on absolute total shareholder return, and approximately 50% contains performance based vesting conditions based on compounded annual growth in our same store net operating income and adjusted funds from operations.

The time-vesting awards vest in installments based on anniversary dates of March 1, 2017 based on continued employment through the applicable vesting date as follows: Tranche 1 on the first anniversary; Tranche 2 in two equal installments on each of the first and second anniversaries; and Tranche 3 in four equal installments on each of the first four anniversaries. The time-vesting LTIP awards are participating securities for EPS purposes.
The market and performance based awards may be earned based on the achievement of certain measures over an approximate one-, two-, or three-year performance period, which performance periods correspond, respectively, to the Tranche 1, Tranche 2, and Tranche 3 LTIP Awards. The number of RSUs earned will be determined based on performance achieved during the specified performance period for each measure at certain threshold, target, or maximum levels and corresponding payout ranges. In general, the market and performance based RSUs are earned on the date after the end of the performance period on which the performance results are certified by the compensation committee of the board of directors (the “Certification Date”). The Tranche 1 and Tranche 2 market and performance based RSUs will vest on the Certification Date subject to continued employment through such date. The Tranche 3 market and performance based RSUs will vest in two equal installments, on the related Certification Date and December 31, 2020, subject to continued employment through such vesting dates. The market and performance based LTIP RSUs are not participating securities for EPS purposes.
All of the LTIP Awards are subject to certain change in control and retirement eligibility provisions that may impact these vesting schedules.

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Retention Awards: On June 23, 2017, we issued 307,327 RSUs in the form of retention awards (the “Retention Awards”) each of which is a time-vesting award with service periods ranging from three to five years. The Retention Awards are participating securities for EPS purposes.

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Supplemental Bonus Plan: In October 2016, we established a supplemental bonus plan for certain key executives and employees (the “Supplemental Bonus Plan”). Pursuant to the Supplemental Bonus plan, the awards became payable and the payment amount became determinable upon the completion of the IPO. The $59,776 of awards were converted into 2,988,120 time-vesting RSUs that will generally vest in three equal annual installments, commencing on the completion of the INVH IPO and on the first and second anniversaries thereafter. The Supplemental Bonus Plan awards are participating securities for EPS purposes.

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IH6 Bonus Awards: In addition to the Class B Units granted by IH6 to certain individuals, these individuals were also granted bonus awards (the “IH6 Bonus Awards”) equal to $0.5 multiplied by the 9,650 IH6 Class B Units granted, entitling the recipients to receive bonus payments in connection with an IPO or exit event. Upon completion of the INVH IPO, the IH6 Bonus Awards became payable to the recipients and were converted into the right to receive shares of common stock. The $4,825 of awards were settled in the form of 241,250 RSUs that were fully vested upon issuance. The IH6 Bonus Awards are participating securities for EPS purposes.

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Director Awards: INVH issued $1,398 of awards, or 69,875 RSUs, to directors who are not our employees or employees of BREP VII. These awards will fully vest on the date scheduled for INVH’s 2018 annual shareholders meeting, subject to the director’s continued service on the board of directors through such date. The Director Awards are participating securities for EPS purposes.

The following tables summarize the status of non-vested RSUs and RSAs as of June 30, 2017 and changes during the period from January 31, 2017 through June 30, 2017:

	RSUs		RSAs		Total Share-Based Awards
	Number	Weighted Average Grant-Date Fair Value (Actual $)	Number	Weighted Average Grant-Date Fair Value (Actual $)	Number	Weighted Average Grant-Date Fair Value (Actual $)
Balance, January 1, 2017	—	$—	—	$—	—	$—
Granted	4,467,409	20.53	62,529	15.50	4,529,938	20.46
Vested(1)	(1,446,351)	(20.00)	(54,729)	(15.71)	(1,501,080)	(19.85)
Forfeited	(83,909)	(20.00)	—	—	(83,909)	(20.00)
Balance, June 30, 2017	2,937,149	$20.80	7,800	$14.01	2,944,949	$20.79

(1)
All vested RSAs and RSUs are included in basic EPS for the period during which they are outstanding. However, the vested RSUs will not settle with the individual awardees until August 7, 2017, and therefore are not included in legally outstanding shares of common stock as of June 30, 2017.

During the period from January 31, 2017 through June 30, 2017, 54,729 RSAs and 1,446,351 RSUs with an estimated fair value of $29,845 fully vested. As of June 30, 2017, 641,719 RSUs included performance and market based criteria. Grant-date fair value of the RSAs and RSUs is generally based on the closing price of our common stock on the grant date. However, for the awards granted in connection with the IPO, the grant-date fair value is the opening offering price per common share, and the grant-date fair values for RSUs with market condition vesting criteria are based on Monte-Carlo option pricing models. The following table summarizes the significant inputs utilized in these models:

June 30, 2017
Expected volatility(1)	25%
Risk-free rate	1.40%
Expected holding period (years)	0.52-2.52

(1)	Expected volatility is estimated based on the leverage adjusted historical volatility of certain of our peer companies over a historical term commensurate with the remaining expected holding period.
Summary of Total Share-Based Compensation Expense
During the three months ended June 30, 2017 and 2016, we recognized $8,216 and $4,106 respectively, of share-based compensation expense, comprised of the following:

	Share-Based Compensation Expense for the Three Months Ended June 30,
	2017		2016
	General and Administrative	Property Management Expense	General and Administrative	Property Management Expense
Class B Units	$—	$—	$4,008	$98
RSUs	6,876	1,336	—	—
RSAs	4	—	—	—
Total	$6,880	$1,336	$4,008	$98

During the six months ended June 30, 2017 and 2016, we recognized $52,460 and $8,312 respectively, of share-based compensation expense, comprised of the following:

	Share-Based Compensation Expense for the Six Months Ended June 30,
	2017		2016
	General and Administrative	Property Management Expense	General and Administrative	Property Management Expense	Unrecognized Expense at June 30, 2017
Class B Units	$11,998	$3	$8,059	$253	$—
RSUs	35,339	5,356	—	—	47,554
RSAs	(186)	(50)	—	—	19
Total	$47,151	$5,309	$8,059	$253	$47,573

As of June 30, 2017, there was $47,573 of unrecognized share-based compensation expense related to non-vested RSUs and RSAs which is expected to be recognized over a weighted average period of 1.76 years.

Incentive Compensation Units
IH1, IH2, IH3, IH4, and IH5 have incentive compensation unit programs for the purpose of retaining certain key employees of the Manager. Under these programs, certain individuals were granted incentive compensation units, which originally consisted of two classes of interests for IH1, IH2, and IH3 (Class B Units and Class C Units, collectively the “Units”). The Units are profits interests for United States federal income tax purposes, and certain Units were issued in exchange for nominal contributions. Due to the terms of the agreements with each Class B and Class C Unit holder and each parties’ respective rights thereunder, we account for the Class B and Class C Units as a substantive class of equity.
On May 30, 2014, pursuant to amended and restated limited partnership agreements for IH1, IH2, and IH3 and upon the execution of certain exchange and separation agreements, the Class C Units were converted to Class B Units. Pursuant to an amended and restated partnership agreement dated February 25, 2016, IH5 was authorized to issue Class B Units and 9,996 were issued during the year ended December 31, 2016. IH1, IH2, IH3, IH4, and IH5 are each authorized to issue 10,000 Class B Units.
The Units generally vest pro rata on an annual basis over a three to five year period pursuant to provisions of the individual incentive unit agreements. For IH1, because the Units were granted to employees of the Manager, which is a wholly-owned subsidiary of IH1, noncash incentive compensation expense is calculated based on the grant date fair value of the Units and is recognized in expense over the service period. Additional compensation expense is recognized if modifications to existing incentive unit agreements result in an increase in the post-modification fair value of the Class B Units that exceeds their pre-modification fair value. For IH2, IH3, IH4, and IH5, the Units were granted to non-employees of the issuing entities. As such, noncash incentive compensation expense is initially recorded based on the estimated fair value of the Units at grant date and recognized in expense over the service period. Fair value is subsequently re-measured for the unvested units at the end of each reporting period.
Certain of the Units are performance-based units that only vest upon the occurrence of a liquidity event. Compensation cost for performance based units is recognized when it is probable that the performance condition will be achieved. No compensation expense has been recognized for performance-based units in 2016, 2015, and 2014 as the liquidity event was not considered probable of occurring.
The following tables summarize awards and activity of the Units for the years ended December 31, 2016, 2015, and 2014:

	Class B Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Units outstanding January 1, 2014	8,855	$4.1	15,678	$14.5	24,533	$10.7
Conversion of Class C Units	378	0.7	—	—	378	0.7
Granted	1,904	7.4	10,119	2.7	12,023	3.5
Forfeited	(1,420)	(4.1)	(274)	(12.5)	(1,694)	(5.5)
Units outstanding December 31, 2014	9,717	4.6	25,523	4.5	35,240	4.5
Granted	300	10.1	4,321	1.4	4,621	1.9
Forfeited	(85)	(9.4)	(179)	(2.1)	(264)	(4.4)
Units outstanding December 31, 2015	9,932	4.6	29,665	3.5	39,597	3.8
Granted	90	13.1	10,442	0.7	10,532	0.8
Forfeited/Canceled	(107)	(4.4)	(469)	(0.5)	(576)	(1.2)
Units outstanding December 31, 2016(1)	9,915	$4.2	39,638	$2.5	49,553	$2.9

(1)	Included in units outstanding are 6,879 performance-based units at December 31, 2016.

	Class C Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Units outstanding January 1, 2014	7,100	$2.8	14,250	$3.7	21,350	$3.4
Conversion of Class C Units	(7,100)	(2.8)	(14,250)	(3.7)	(21,350)	(3.4)
Units outstanding December 31, 2014	—	$—	—	$—	—	$—

As of December 31, 2016 and 2015, 37,214 and 26,234, respectively, of Class B Units were fully vested. The estimated fair value of the 10,980 Units that vested during the year ended December 31, 2016 was $21,460. No Units are exercisable as the Units are only entitled to distributions after certain return thresholds are achieved.
The fair value of the Units was estimated as of December 31, 2016 and 2015 using an income approach based on discounted cash flows and a market approach based on comparable companies and transactions. Significant inputs and assumptions utilized in applying these valuation approaches include discount rates, terminal capitalization rates, market rent growth rates, expense growth rates and revenue and EBITDA multiples of companies who we deemed to be comparable to us. These fair value estimates were then utilized in an Invitation Homes entity specific Monte-Carlo option pricing model for purposes of deriving a per unit fair value. The following table summarizes the significant inputs utilized in this model:

	December 31, 2016	December 31, 2015
Expected volatility(1)	30%-42%	27%-34%
Risk-free rate	0.34%	1.31%
Expected holding period (years)	0.3	3.0

(1)	Expected volatility is estimated based on the leverage adjusted historical volatility of certain of our peer companies over a historical term commensurate with the remaining expected holding period.

During the years ended December 31, 2016, 2015, and 2014, we recognized $10,210, $27,924, and $24,335, respectively, of noncash incentive compensation expense, of which $10,014, $23,758, and $19,318, respectively, was recorded in general and administrative expense, and $196, $4,166, and $5,017, respectively, was recorded in property management expense. During the year ended December 31, 2016, we purchased at fair value and subsequently canceled certain Class B units from a unitholder totaling $1,527 which is reflected as compensation expense in general and administrative expense. At December 31, 2016, there was $1,608 of unrecognized incentive unit compensation expense related to unvested units (excluding performance-based units), which is expected to be recognized over a weighted average period of between one and two years depending on the respective partnership.